Financial Instruments - Carrying Values and Estimated Fair Values (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Non-Derivatives:
Cash and cash equivalents	$ 611,176	$ 732,062	$ 566,384	$ 679,225
Trade accounts receivable and accrued income	52,439		29,667
Current portion of long-term debt and short-term debt	(498,873)		(521,282)
Long-term debt	(1,418,473)		(930,973)
Derivatives:
Deposits, money market deposits	499,700		301,800
Interest income, money market deposits	21,800	$ 18,600
Deferred financing costs	28,617		22,686
Gimi conversion
Non-Derivatives:
Trade accounts payable	(2,300)		(80,900)
Engineering, procurement and construction agreement. MKII EPC
Non-Derivatives:
Trade accounts payable	$ (29,000)		(100,200)
Perenco | Golar debt
Derivatives:
Equity method investment, ownership percentage	10.04%
Level 1 | Carrying value
Non-Derivatives:
Cash and cash equivalents	$ 611,176		566,384
Restricted cash and short-term deposits	66,411		150,198
Trade accounts receivable and accrued income	52,439		29,667
Interest receivable from money-market deposits and bank accounts	4,810		2,053
Receivable from IRS derivatives	1,371		1,745
Trade accounts payable	(47,791)		(198,906)
Current portion of long-term debt - 2021 Unsecured Bonds	(189,696)		(189,642)
Long-term debt - 2024 Unsecured Bonds	(300,000)		0
Level 1 | Fair value
Non-Derivatives:
Cash and cash equivalents, fair value	611,176		566,384
Restricted cash and short-term deposits, fair value	66,411		150,198
Trade accounts receivable and accrued income, fair value	52,439		29,667
Interest receivable from money-market deposits and bank accounts, fair value	4,810		2,053
Receivable from IRS derivatives, fair value	1,371		1,745
Trade accounts payable, fair value	(47,791)		(198,906)
Current portion of long-term debt - 2021 Unsecured Bonds, fair value	(189,744)		(191,147)
Long-term debt - 2024 Unsecured Bonds, fair value	(302,988)		0
Level 2 | Carrying value
Non-Derivatives:
Current portion of long-term debt and short-term debt	(312,517)		(337,299)
Long-term debt	(568,750)		(948,000)
Long-term debt - 2025 Convertible Bonds	(575,000)		0
Level 2 | Carrying value | Oil and gas derivative
Derivatives:
MTM asset on TTF linked commodity swap derivatives (note 20)	33,279		105,828
Level 2 | Carrying value | Interest rate swap
Derivatives:
MTM asset on TTF linked commodity swap derivatives (note 20)	19,705		33,417
Level 2 | Fair value
Non-Derivatives:
Current portion of long-term debt and short-term debt, fair value	(312,517)		(337,299)
Long-term debt, fair value	(568,750)		(948,000)
Long-term debt - 2025 Convertible Bonds, fair value	(581,026)		0
Level 2 | Fair value | Oil and gas derivative
Derivatives:
MTM asset on TTF linked commodity swap derivatives (note 20)	33,279		105,828
Level 2 | Fair value | Interest rate swap
Derivatives:
MTM asset on TTF linked commodity swap derivatives (note 20)	$ 19,705		$ 33,417